long-term debt (Tables)	6 Months Ended
Jun. 30, 2019
long-term debt
Schedule of details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2019	2018
TELUS Corporation notes	(b)	$13,715	$12,186
TELUS Corporation commercial paper	(c)	293	774
TELUS Communications Inc. debentures		621	620
TELUS International (Cda) Inc. credit facility	(e)	396	419
		15,025	13,999
Lease liabilities	(f)	1,554	102
Long-term debt		$16,579	$14,101
Current		$1,564	$836
Non-current		15,015	13,265
Long-term debt		$16,579	$14,101

Schedule of long-term debt maturities

									Other
	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term
	Debt,			Debt,		Currency swap agreement
Composite long-term debt denominated in	excluding	Leases		excluding	Leases	amounts to be exchanged			Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2019 (remainder of year)	$1,000	$118	$1,118	$297	$8	$(295)	$296	$306	$13	$1,437
2020	—	225	225	8	16	—	—	24	29	278
2021	1,075	146	1,221	8	16	—	—	24	27	1,272
2022	1,249	115	1,364	381	15	—	—	396	19	1,779
2023	500	103	603	—	14	—	—	14	19	636
2024-2028	3,301	305	3,606	1,439	3	(1,439)	1,459	1,462	52	5,120
Thereafter	4,275	290	4,565	1,636	—	(1,636)	1,646	1,646	20	6,231
Future cash outflows in respect of composite long-term debt principal repayments	11,400	1,302	12,702	3,769	72	(3,370)	3,401	3,872	179	16,753
Future cash outflows in respect of associated interest and like carrying costs [2]	5,463	397	5,860	2,615	14	(2,558)	2,510	2,581	54	8,495
Undiscounted contractual maturities (Note 4(b))	$16,863	$1,699	$18,562	$6,384	$86	$(5,928)	$5,911	$6,453	$233	$25,248
(1)	Where applicable cash flows reflect foreign exchange rates as at June 30, 2019.
(2)

 Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at June 30, 2019.

TELUS Corporation notes
long-term debt
Schedule of long-term debt maturities

									Principal face amount						Redemption present
							Effective					Outstanding at			value spread
				Issue			interest		Originally			financial			Basis		Cessation
Series [1]	Issued	Maturity		price			rate [2]		issued			statement date			points		date
5.05% Notes, Series CH	July 2010	July 2020	[3]		$997.44		5.08%			$1.0	billion		$1.0	billion	47	[4]	N/A
3.35% Notes, Series CJ	December 2012	March 2023			$998.83		3.36%			$500	million		$500	million	40	[5]	Dec. 15, 2022
3.35% Notes, Series CK	April 2013	April 2024			$994.35		3.41%			$1.1	billion		$1.1	billion	36	[5]	Jan. 2, 2024
4.40% Notes, Series CL	April 2013	April 2043			$997.68		4.41%			$600	million		$600	million	47	[5]	Oct. 1, 2042
3.60% Notes, Series CM	November 2013	January 2021			$997.15		3.65%			$400	million		$400	million	35	[5]	N/A
5.15% Notes, Series CN	November 2013	November 2043			$995.00		5.18%			$400	million		$400	million	50	[5]	May 26, 2043
3.20% Notes, Series CO	April 2014	April 2021			$997.39		3.24%			$500	million		$500	million	30	[5]	Mar. 5, 2021
4.85% Notes, Series CP	Multiple [6]	April 2044			$987.91	[6]	4.93	% [6]		$500	million [6]		$900	million [6]	46	[5]	Oct. 5, 2043
3.75% Notes, Series CQ	September 2014	January 2025			$997.75		3.78%			$800	million		$800	million	38.5	[5]	Oct. 17, 2024
4.75% Notes, Series CR	September 2014	January 2045			$992.91		4.80%			$400	million		$400	million	51.5	[5]	July 17, 2044
2.35% Notes, Series CT	March 2015	March 2022			$997.31		2.39%			$1.0	billion		$1.0	billion	35.5	[5]	Feb. 28, 2022
4.40% Notes, Series CU	March 2015	January 2046			$999.72		4.40%			$500	million		$500	million	60.5	[5]	July 29, 2045
3.75% Notes, Series CV	December 2015	March 2026			$992.14		3.84%			$600	million		$600	million	53.5	[5]	Dec. 10, 2025
2.80% U.S. Dollar Notes [7]	September 2016	February 2027		US$	991.89		2.89%		US$	600	million	US$	600	million	20	[8]	Nov. 16, 2026
3.70% U.S. Dollar Notes [9]	March 2017	September 2027		US$	998.95		3.71%		US$	500	million	US$	500	million	20	[8]	June 15, 2027
4.70% Notes, Series CW	Multiple [10]	March 2048			$998.06	[10]	4.71	% [10]		$325	million [10]		$475	million [10]	58.5	[5]	Sept. 6, 2047
3.625% Notes, Series CX	February 2018	March 2028			$989.49		3.75%			$600	million		$600	million	37	[5]	Dec. 1, 2027
4.60% U.S. Dollar Notes [11]	June 2018	November 2048		US$	987.60		4.68%		US$	750	million	US$	750	million	25	[8]	May 16, 2048
3.30% Notes, Series CY	April 2019	May 2029			$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	[5]	Feb. 2, 2029
4.30% U.S. Dollar Notes [12]	May 2019	June 2049		US$	990.48		4.36%		US$	500	million	US$	500	million	25	[8]	Dec. 15, 2048
2.75% Notes, Series CZ	July 2019 [13]	July 2026			$998.73		2.77%			$800	million	$	NIL		33	[5]	May 8, 2026
(1)

Interest is payable semi-annually. The notes require us to make an offer to repurchase the notes at a price equal to 101% of their principal amount plus accrued and unpaid interest to the date of repurchase upon the occurrence of a change in control triggering event, as defined in the supplemental trust indenture.

(2)	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity.
(3)

On May 31, 2019, we exercised our right to early redeem, on July 23, 2019, $650 million of our 5.05% Notes, Series CH. On July 3, 2019, we exercised our right to early redeem, on August 7, 2019, the remaining $350 million not called for redemption on May 31, 2019. The long-term debt prepayment premium will be recorded in the three-month period ended September 30, 2019, and is estimated to be approximately $30 million before income taxes.

(4)

The notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption.

(5)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to maturity, other than in the case of the Series CT, Series CU, Series CV, Series CW, Series CX, Series CY and Series CZ notes, for which it is calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(6)

$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.

(7)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 2.95% and an issued and outstanding amount of $792 million (reflecting a fixed exchange rate of $1.3205).

(8)

At any time prior to the respective maturity dates set out in the table, the notes are redeemable at our option, in whole at any time, or in part from time to time, on not fewer than 30 and not more than 60 days’ prior notice. The redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof. In addition, accrued and unpaid interest, if any, will be paid to the date fixed for redemption. On or after the respective redemption present value spread cessation dates set out in the table, the notes are redeemable at our option, in whole but not in part, on not fewer than 30 and not more than 60 days’ prior notice, at redemption prices equal to 100% of the principal amounts thereof.

(9)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 3.41% and an issued and outstanding amount of $667 million (reflecting a fixed exchange rate of $1.3348).

(10)

$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued at an issue price of $1,014.11 and an effective interest rate of 4.61%.

(11)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 4.41% and an issued and outstanding amount of $974 million (reflecting a fixed exchange rate of $1.2985).

(12)

We have entered into a foreign exchange derivative (a cross currency interest rate exchange agreement) that effectively converted the principal payments and interest obligations to Canadian dollar obligations with a fixed interest rate of 4.27% and an issued and outstanding amount of $672 million (reflecting a fixed exchange rate of $1.3435).

(13)	Issued subsequent to the statement of financial position date and prior to the date of issuance of these condensed interim consolidated financial statements.

TELUS Corporation credit facility
long-term debt
Schedule of long-term debt maturities

	June 30,	December 31,
As at (millions)	2019	2018
Net available	$1,957	$1,476
Backstop of commercial paper	293	774
Gross available	$2,250	$2,250

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of long-term debt maturities

	June 30, 2019						December 31, 2018
	Revolving		Term loan				Revolving		Term loan
As at (millions)	component		component [1]		Total		component		component		Total
Available	US$	153	US$	N/A	US$	153	US$	150	US$	N/A	US$	150
Outstanding		197		110		307		200		113		313
	US$	350	US$	110	US$	460	US$	350	US$	113	US$	463
(1)	We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64%.